THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

April 29, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. NE

Washington, DC 20549

Re:	Post-Effective Amendment No. 2
To the Form N-4 Registration Statement
For EquiTrust Life Annuity Account
File Nos. 333-148694 and 811-08665

Dear Commissioners:

On behalf of EquiTrust Life Insurance Company (the “Company”), on its own behalf and on behalf of EquiTrust Life Annuity Account (the “Account”), we have attached for filing Post-Effective Amendment No. 2 (the “Amendment”) to the Account’s registration statement on Form N-4.

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 primarily for purposes of responding to comments received from the staff of the Securities and Exchange Commission (the “SEC staff”) on Post-Effective Amendment No. 1 to the Account’s registration statement. The Amendment also reflects routine and clarifying changes. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b).

The following paragraphs provide the Company’s response to oral comments received by counsel to the Company from Mr. Min S. Oh of the SEC staff on April 10, 2009. For the SEC staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

1.	Comment: Please disclose to the staff whether there are any guarantees or support agreements (i.e. agreements pertaining to the capitalization of the Company) under the Contract or whether the Company will be responsible for paying out under the Contract.

U.S. Securities and Exchange Commission

April 29, 2009

Response: The Company has not entered into any such guarantee or support agreements with third parties. The Company will be primarily responsible for payouts related to any guarantees associated with the Contracts.

2.	Comment: Please disclose any name changes or changes of status with respect to the Investment Options listed on the front cover page (Ex: list the former name of Calvert Asset Management Company).

Response: The Amendment discloses any name changes or changes of status with respect to the Investment Options.

3.	Comment: With regard to the fee table (p.6), contractual fee waiver and reimbursement agreements may only be reflected in the table if they are in effect for at least one year or more from the date of the prospectus.

Response: The Company acknowledges the SEC staff comment.

a.	Comment: Please reduce the font size of the table under footnote six so that the table is the same size as the accompanying footnote.

Response: The Company has complied with the SEC staff comment.

b.	Comment: In footnote seven, disclose the end date for the applicable contractual fee waiver and expense reimbursement arrangements.

Response: In response to the SEC staff comment, footnote seven to the Annual Investment Option Operating Expenses table had been revised to reflect that the contractual fee waiver or reimbursement arrangements in place will continue until at least April 30, 2010.

c.	Comment: Please confirm that any contractual fee waiver or expense reimbursement arrangements are only reflected in the examples for their contractual duration.

Response: The Investment Option fees and expenses reflected in the Examples factor in any contractual reimbursements and fee waivers only for their contractual duration

4.	Comment: For better grouping of information with regard to the allocations of premiums and Accumulated Value, please consider inserting added disclosure regarding the asset allocation program after the section on “Allocation of Premiums” both in the Summary and in the fuller discussion on page 22.

U.S. Securities and Exchange Commission

April 29, 2009

Response: In response to the SEC staff comment, the Amendment adds the following as a bullet on page 22 that reads, “You may also elect to participate in the asset allocation program and allocate all of your premiums to one of the four available asset allocation model portfolios (see “DESCRIPTION OF ANNUITY CONTRACT – Asset Allocation Program”).” The Summary section already contains a section on the asset allocation program.

5.	With regard to the Asset Allocation Program on page 30:

a.	Comment: Please provide disclosure with respect to how the asset allocation program interacts with other features of the Contract, including transfers, partial withdrawals and asset rebalancing programs. For more comprehensive disclosure, such disclosure should be provided here and in the sections discussing the other Contract features. Please apply the same with respect to rebalancing and opt-out provisions associated with the moderate model portfolio to be used with the GMIB rider as discussed on page 36.

Response: Disclosure in the asset allocation and dollar cost averaging sections explains that the two programs are not compatible and cannot be simultaneously elected (pages 32 and 29). Also, the prospectus discloses that the policies and procedures intended to limit frequent transfers are not applied to the asset allocation program (page 25).

On page 35, the prospectus notes, “If you elect the GMIB Rider, you will be limited to allocating your premium payments and Accumulated Value in accordance with the asset allocation model portfolio that seeks to provide moderate growth and income while avoiding excessive risk (the “Moderate Model Portfolio”).” Additionally, page 36 of the prospectus discloses, “If you affirmatively opt-out of the changes to the Moderate Model Portfolio, we will terminate the GMIB Rider,” and “If you choose not to opt-out of the changes to the Moderate Model Portfolio, the GMIB Rider will continue and your Accumulated Value will be invested in accordance with the updated Moderate Model Portfolio.” Accordingly, we believe the relationship between the GMIB Rider and the Moderate Model Portfolio is clearly explained in the current prospectus disclosure.

b.	Comment: In the first full paragraph on page 31, please specify the process by which a Contract Owner elects to change to a different model portfolio, including

U.S. Securities and Exchange Commission

April 29, 2009

who, if anyone, they consult with in arriving at a decision. Also, which questionnaire is referred to in the last sentence of the paragraph - the original questionnaire or a subsequently administered questionnaire?

Response: The first paragraph in the “Selecting Asset Allocation Model Portfolios” section on page 30 currently discloses that, “It is your responsibility to select or change your asset allocation model portfolio and your Investment Options. Your registered representative can provide information that may assist you in selecting a model portfolio and Investment Options.” The Amendment adds the following to the first full paragraph on page 31, “You may contact your registered representative or our Home Office for copy of the questionnaire.”

The questionnaire referenced in the last sentence of the first full paragraph on page 31 is the original questionnaire and is more fully described in the last paragraph on page 30.

c.	Comment: In the last paragraph on page 31, specify the process by which a Contract Owner chooses to opt-out or not opt-out including who, if anyone, they consult with in making this determination. Apply the same to the first paragraph following the bullet at the top of page 32 in terms of reentering the asset allocation program.

Response: The paragraph currently discloses that the Owner should contact the Home Office prior to the specified deadline if they wish to opt-out. The Amendment adds the following to the end of the first paragraph on page 32, “Please contact our Home Office to reenter the asset allocation program.”

d.	Comment: Please confirm whether the brochure referenced in the first paragraph under “Asset Allocation Program” on page 30 contains the same information included in ETIMS’s Form ADV Part II.

Response: The brochure is designed to contain the same information as ETIM’s Form ADV Part II.

e.	Comment: On page 31, in terms of timing, please reconcile the third bullet under “Annual Rebalancing” with the “Changes to Asset Allocation Model Portfolios.”

Response: The third bullet relates to the timing of the rebalancing that automatically occurs to keep a particular Owner’s Accumulated Value allocated according to the selected model portfolio. The “Changes to Asset Allocation Model Portfolios” section deals with situations where ETIMS may need to modify a particular model portfolio to keep the model in line with its stated goals. Accordingly, the Company respectfully declines to comply with the SEC staff comment.

U.S. Securities and Exchange Commission

April 29, 2009

f.	Comment: In the second paragraph under the “Changes to Asset Allocation Model Portfolios” section on page 31, please disclose what happens to a Contract Owner’s Accumulated Value upon opting-out of the asset allocation program.

Response: The Amendment adds the following disclosure to page 31, “When your participation in the asset allocation program terminates, your Accumulated Value will remain in the same Subaccounts it was in immediately prior to your opting out of the program until such time as you may request to transfer your Accumulated Value (see “DESCRIPTION OF ANNUITY CONTRACT – Transfer Privilege”).”

g.	Comment: In the third paragraph under “Overview” on page 30, please clarify that ETIMS has an advisory relationship with each Owner with regard to developing and updating the asset allocation program.

Response: The Amendment adds the phrase “and will have an advisory relationship with each Owner” to the second sentence of the third paragraph under “Overview” on page 30.

h.	Comment: For more complete disclosure, please briefly explain that the use of an asset allocation model is required for election of the GMIB rider with some differences and provide cross-references. Please do the same on page 35.

Response: The Amendment adds the following to the third paragraph under “Other Information” on page 32 of the prospectus, “In order to elect the GMIB Rider, you must participate in the asset allocation program (see “DESCRIPTION OF ANNUITY CONTRACT – Guaranteed Minimum Income Benefit Rider”).” The disclosure on page 35 currently provides that “If you elect the GMIB Rider, you will be limited to allocating your premium payments and Accumulated Value in accordance with the asset allocation model portfolio that seeks to provide moderate growth and income while avoiding excessive risk (the “Moderate Model Portfolio”).

i.	Comment: For consistency of disclosure, reconcile the disclosure in the section of the prospectus entitled “Guaranteed Minimum Income Benefit Rider – Asset Allocation Model,” beginning on page 35, to be consistent with the disclosure in the corresponding section of the prospectus in the Farm Bureau registration statement (File No. 333-148212).

U.S. Securities and Exchange Commission

April 29, 2009

Response: The Company has complied with the SEC staff comment.

6.	Comment: With regard to the Declared Interest Option on page 39, please disclose 1) the General Account is subject to the claims of the other creditors of the Company, and 2) investors ought to consider the financial strength of the Company for payment of guarantees under the Contract.

Response: The prospectus discloses on page 39 that “All assets in the General Account are subject to the Company’s general liabilities from business operations.” The Amendment adds the following sentence: “Thus, those guarantees are subject to our financial strength and claims paying ability and the risk that we may default on the guarantees.”

7.	Comment: Please confirm that the “Legal Proceedings” section on page 57 is current and in compliance with Item 13 of Form N-4.

Response: The Company confirms that the disclosure in the “Legal Proceedings” section of the prospectus is current and in compliance with Item 13 of Form N-4.

8.	Comment: For consistency, please add the last sentence of the third paragraph on page 54 from 333-46597 to the end of the second paragraph on page 58 of this prospectus.

Response: As requested by the staff comment, the Amendment adds the following sentence to page 58 “Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.”

9.	Comment: Reconcile the order in which the Appendices and the SAI Table of Contents are provided with the order in which they are listed in the prospectus table of contents.

Response: The Company has complied with the SEC staff comment.

10.	Comment: Please provide Tandy representations to the above comments in a letter filed as correspondence on EDGAR.

Response: The Company has provided the “Tandy” representations requested by the SEC staff in a separate letter filed as correspondence with the Amendment.

11.	Comment: Please also provide written responses to the following comments prior to the effective date of this filing: 1, 3, 5, and 6.

Response: The Company has complied with SEC staff comment.

U.S. Securities and Exchange Commission

April 29, 2009

*    *    *

We believe that the Amendment is complete and responds to all SEC staff comments. If you have any questions regarding this letter or the enclosed Amendment, please contact the undersigned at 202.383.0118. We greatly appreciate the staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Thomas E. Bisset
Thomas E. Bisset

Attachment

cc:	Min S. Oh
Jennifer Morgan
Lillie Peshel
Rachana Desai